Net Financial Expenses - Summary of Financial Expenses (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Financial Expense [Abstract]
Interest on long-term debt	$ 7,087	$ 2,402
Interest and financing charges	558	432
Interest on lease liabilities	825	725
Depreciation and amortization	430	277
Interest accretion on balances of purchase payable	784	823
Interest income	(349)	(80)
Finance costs	$ 9,335	$ 4,579